T. ROWE PRICE EQUITY INDEX 500 PORTFOLIO
September 30, 2020 (Unaudited)

Portfolio of Investments‡	Shares/Par	$ Value	Shares/Par		$ Value
(Cost and value in $000s)			(Cost and value in $000s)

COMMON STOCKS 98.9%			Wireless Telecommunication Services 0.3%
COMMUNICATION SERVICES 10.7%			T-Mobile US (1)	417	47
Diversified Telecommunication Services 1.6%					47
AT&T	5,046	144	Total Communication Services		2,135
CenturyLink	704	7	CONSUMER DISCRETIONARY 11.4%
Verizon Communications	2,932	174	Auto Components 0.1%
		325	Aptiv	186	17
Entertainment 2.0%			BorgWarner	142	6
Activision Blizzard	545	44			23
Electronic Arts (1)	202	26	Automobiles 0.2%
Live Nation Entertainment (1)	104	6	Ford Motor	2,793	18
Netflix (1)	314	157	General Motors	903	27
Take-Two Interactive
Software (1)	83	14			45
Walt Disney	1,281	159	Distributors 0.1%
		406	Genuine Parts	106	10
Interactive Media & Services 5.5%			LKQ (1)	213	6
Alphabet, Class A (1)	214	313			16
Alphabet, Class C (1)	208	306	Hotels, Restaurants & Leisure 1.6%
Facebook, Class A (1)	1,706	447	Carnival (2)	337	5
Twitter (1)	555	25	Chipotle Mexican Grill (1)	20	25
		1,091	Darden Restaurants	95	10
Media 1.3%			Domino's Pizza	28	12
Charter Communications,			Hilton Worldwide Holdings	193	17
Class A (1)	106	66	Las Vegas Sands	236	11
Comcast, Class A	3,229	149	Marriott International, Class A	187	17
Discovery, Class A (1)(2)	117	3	McDonald's	527	116
Discovery, Class C (1)	222	4	MGM Resorts International	292	6
DISH Network, Class A (1)	178	5	Norwegian Cruise Line
Fox, Class A	242	7	Holdings (1)	200	3
Fox, Class B	106	3	Royal Caribbean Cruises	126	8
Interpublic Group	276	5	Starbucks	825	71
News, Class A	282	4	Wynn Resorts	71	5
News, Class B	92	1	Yum! Brands	211	19
Omnicom Group	157	8			325
ViacomCBS, Class B (2)	386	11	Household Durables 0.4%
		266	D. R. Horton	232	17
			Garmin	106	10

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EQUITY INDEX 500 PORTFOLIO

	Shares/Par	$ Value		Shares/Par	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

Leggett & Platt	87	4	Ulta Beauty (1)	40	9
Lennar, Class A	191	16			491
Mohawk Industries (1)	44	4	Textiles, Apparel & Luxury Goods 0.7%
Newell Brands	270	5
			Hanesbrands	255	4
NVR (1)	2	8
			NIKE, Class B	881	111
PulteGroup	175	8
			PVH	52	3
Whirlpool	46	8
			Ralph Lauren	35	2
		80	Tapestry	202	3
Internet & Direct Marketing Retail 5.2%			Under Armour, Class A (1)	142	2
Amazon. com (1)	302	951	Under Armour, Class C (1)	140	1
Booking Holdings (1)	29	50	VF	224	16
eBay	474	25			142
Etsy (1)	85	10	Total Consumer Discretionary		2,283
Expedia Group	99	9
			CONSUMER STAPLES 6.9%
		1,045
			Beverages 1.6%
Leisure Products 0.0%
			Brown-Forman, Class B	134	10
Hasbro	93	8	Coca-Cola	2,738	135
		8	Constellation Brands, Class A	120	23
Multiline Retail 0.6%			Molson Coors Beverage, Class B	128	5
Dollar General	176	37	Monster Beverage (1)	264	21
Dollar Tree (1)	164	15	PepsiCo	980	136
Target	358	56			330
		108	Food & Staples Retailing 1.5%
Specialty Retail 2.5%			Costco Wholesale	313	111
Advance Auto Parts	51	8	Kroger	541	18
AutoZone (1)	17	20	Sysco	362	23
Best Buy	162	18	Walgreens Boots Alliance	515	18
CarMax (1)	119	11	Walmart	983	138
Gap	156	3			308
Home Depot	763	212	Food Products 1.1%
L Brands	161	5	Archer-Daniels-Midland	397	19
Lowe's	535	89	Campbell Soup	144	7
O'Reilly Automotive (1)	53	24	Conagra Brands	347	12
Ross Stores	250	23	General Mills	434	27
Tiffany	80	9	Hershey	102	15
TJX	858	48	Hormel Foods	205	10
Tractor Supply	85	12	JM Smucker	84	10

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EQUITY INDEX 500 PORTFOLIO

	Shares/Par	$ Value		Shares/Par	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

Kellogg	183	12	Diamondback Energy	106	3
Kraft Heinz	447	13	EOG Resources	417	15
Lamb Weston Holdings	107	7	Exxon Mobil	2,991	103
McCormick	88	17	Hess	181	7
Mondelez International, Class A	1,016	58	HollyFrontier	109	2
Tyson Foods, Class A	206	12	Kinder Morgan	1,385	17
		219	Marathon Oil	579	2
Household Products 1.8%			Marathon Petroleum	467	14
			Noble Energy	352	3
Church & Dwight	180	17
			Occidental Petroleum	597	6
Clorox	89	19
			ONEOK	312	8
Colgate-Palmolive	608	47
			Phillips 66	310	16
Kimberly-Clark	240	35
			Pioneer Natural Resources	121	10
Procter & Gamble	1,765	245
			Valero Energy	289	13
		363	Williams	869	17
Personal Products 0.2%					374
Estee Lauder, Class A	161	35	Total Energy		407
		35	FINANCIALS 9.6%
Tobacco 0.7%			Banks 3.3%
Altria Group	1,309	51	Bank of America	5,398	130
Philip Morris International	1,101	82	Citigroup	1,469	63
		133	Citizens Financial Group	303	8
Total Consumer Staples		1,388	Comerica	92	3
ENERGY 2.1%			Fifth Third Bancorp	512	11
Energy Equipment & Services 0.2%			First Republic Bank	126	14
			Huntington Bancshares	723	7
Baker Hughes	470	6	JPMorgan Chase	2,161	208
Halliburton	623	7	KeyCorp	695	8
National Oilwell Varco	284	3	M&T Bank	94	9
Schlumberger	987	15	People's United Financial	311	3
TechnipFMC	308	2	PNC Financial Services Group	301	33
		33	Regions Financial	681	8
Oil, Gas & Consumable Fuels 1.9%			SVB Financial Group (1)	37	9
Apache	277	3	Truist Financial	967	37
Cabot Oil & Gas	282	5	U. S. Bancorp	974	35
Chevron	1,331	96	Wells Fargo	2,938	69
Concho Resources	134	6	Zions Bancorp	120	3
ConocoPhillips	766	25			658
Devon Energy	280	3

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EQUITY INDEX 500 PORTFOLIO

	Shares/Par	$ Value		Shares/Par	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

Capital Markets 2.5%			Assurant	44	5
Ameriprise Financial	86	13	Chubb	321	37
Bank of New York Mellon	580	20	Cincinnati Financial	111	9
BlackRock	101	57	Everest Re Group	29	6
Cboe Global Markets	80	7	Globe Life	72	6
			Hartford Financial Services
Charles Schwab	820	30	Group	252	9
CME Group	253	42	Lincoln National	132	4
E*TRADE Financial	162	8	Loews	167	6
Franklin Resources	203	4	Marsh & McLennan	356	41
Goldman Sachs Group	245	49	MetLife	555	21
Intercontinental Exchange	396	40	Principal Financial Group	177	7
Invesco	276	3	Progressive	419	40
MarketAxess Holdings	27	13	Prudential Financial	279	18
Moody's	115	33	The Travelers Companies	181	19
Morgan Stanley	858	42	Unum Group	149	2
MSCI	60	21	W. R. Berkley	103	6
Nasdaq	84	10	Willis Towers Watson	92	19
Northern Trust	152	12			359
Raymond James Financial	89	7
			Total Financials		1,918
S&P Global	172	62
State Street	248	15	HEALTH CARE 14.1%
T. Rowe Price Group (3)	162	21	Biotechnology 2.1%
		509	AbbVie	1,249	109
Consumer Finance 0.5%			Alexion Pharmaceuticals (1)	156	18
American Express	465	47	Amgen	415	106
Capital One Financial	324	23	Biogen (1)	113	32
Discover Financial Services	214	12	Gilead Sciences	884	56
Synchrony Financial	384	10	Incyte (1)	132	12
			Regeneron Pharmaceuticals (1)	75	42
		92
			Vertex Pharmaceuticals (1)	185	50
Diversified Financial Services 1.5%					425
Berkshire Hathaway, Class B (1)	1,406	300
			Health Care Equipment & Supplies 3.9%
		300
			Abbott Laboratories	1,254	136
Insurance 1.8%			ABIOMED (1)	32	9
Aflac	476	17	Align Technology (1)	51	17
Allstate	220	21	Baxter International	363	29
American International Group	611	17	Becton Dickinson & Company	207	48
Aon, Class A	165	34	Boston Scientific (1)	1,017	39
Arthur J. Gallagher	139	15	Cooper	36	12

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EQUITY INDEX 500 PORTFOLIO

	Shares/Par	$ Value		Shares/Par	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

Danaher	450	97	Life Sciences Tools & Services 1.2%
DENTSPLY SIRONA	151	7	Agilent Technologies	216	22
DexCom (1)	67	28	Bio-Rad Laboratories,
Edwards Lifesciences (1)	444	35	Class A (1)	15	8
Hologic (1)	179	12	Illumina (1)	105	32
IDEXX Laboratories (1)	61	24	IQVIA Holdings (1)	136	21
Intuitive Surgical (1)	83	59	Mettler-Toledo International (1)	17	16
Medtronic	953	99	PerkinElmer	82	10
ResMed	103	18	Thermo Fisher Scientific	282	125
STERIS	62	11	Waters (1)	44	9
Stryker	230	48			243
Teleflex	33	11
Varian Medical Systems (1)	67	11	Pharmaceuticals 4.2%
West Pharmaceutical Services	53	15	Bristol Myers Squibb	1,594	96
Zimmer Biomet Holdings	148	20	Catalent (1)	117	10
			Eli Lilly	566	84
		785
			Johnson & Johnson	1,867	278
Health Care Providers & Services 2.6%			Merck	1,791	149
AmerisourceBergen	109	11	Mylan (1)	369	5
Anthem	180	48	Perrigo	100	5
Cardinal Health	204	10	Pfizer	3,936	144
Centene (1)	414	24	Zoetis	338	56
Cigna	262	45			827
CVS Health	923	54	Total Health Care		2,817
DaVita (1)	58	5
HCA Healthcare	183	23	INDUSTRIALS & BUSINESS SERVICES 8.2%
Henry Schein (1)	105	6	Aerospace & Defense 1.6%
Humana	94	39	Boeing	378	62
Laboratory Corp. of America			General Dynamics	166	23
Holdings (1)	71	13	Howmet Aerospace	271	5
McKesson	116	17	Huntington Ingalls Industries	30	4
Quest Diagnostics	98	11	L3Harris Technologies	154	26
UnitedHealth Group	674	210	Lockheed Martin	174	67
Universal Health Services,			Northrop Grumman	111	35
Class B	57	6
			Raytheon Technologies	1,090	63
		522	Teledyne Technologies (1)	26	8
Health Care Technology 0.1%			Textron	157	6
Cerner	213	15	TransDigm Group	39	18
		15			317

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EQUITY INDEX 500 PORTFOLIO

	Shares/Par	$ Value		Shares/Par	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

Air Freight & Logistics 0.7%			Eaton	283	29
CH Robinson Worldwide	99	10	Emerson Electric	427	28
Expeditors International of			Rockwell Automation	83	18
Washington	122	11			91
FedEx	172	43	Industrial Conglomerates 1.1%
United Parcel Service, Class B	501	84	3M	407	65
		148	General Electric	6,250	39
Airlines 0.2%			Honeywell International	496	82
Alaska Air Group	90	3	Roper Technologies	75	29
American Airlines Group (2)	344	4			215
Delta Air Lines	455	14	Machinery 1.6%
Southwest Airlines	421	16	Caterpillar	387	58
United Airlines Holdings (1)	208	7	Cummins	105	22
		44	Deere	224	50
Building Products 0.5%			Dover	105	11
A. O. Smith	99	5	Flowserve	95	3
Allegion	68	7	Fortive	240	18
Carrier Global	577	17	IDEX	55	10
Fortune Brands Home &			Illinois Tool Works	203	39
Security	102	9	Ingersoll Rand (1)	258	9
Johnson Controls International	535	22	Otis Worldwide	288	18
Masco	193	11	PACCAR	243	21
Trane Technologies	171	21	Parker-Hannifin	92	19
		92	Pentair	111	5
Commercial Services & Supplies 0.4%			Snap-on	40	6
Cintas	60	20	Stanley Black & Decker	113	18
Copart (1)	143	15	Wabtec	132	8
Republic Services	154	14	Xylem	132	11
Rollins	105	6			326
Waste Management	275	31	Professional Services 0.3%
		86	Equifax	89	14
Construction & Engineering 0.1%			IHS Markit	266	21
Jacobs Engineering Group	95	9	Nielsen Holdings	261	4
Quanta Services	101	5	Robert Half International	84	4
			Verisk Analytics	116	22
		14
					65
Electrical Equipment 0.5%
			Road & Rail 1.0%
AMETEK	159	16
			CSX	538	42

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EQUITY INDEX 500 PORTFOLIO

	Shares/Par	$ Value		Shares/Par	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

JB Hunt Transport Services	62	8	Fidelity National Information
Kansas City Southern	67	12	Services	443	65
Norfolk Southern	183	39	Fiserv (1)	396	41
Old Dominion Freight Line	69	13	FleetCor Technologies (1)	60	14
Union Pacific	484	95	Gartner (1)	65	8
		209	Global Payments	209	37
			International Business Machines	631	77
Trading Companies & Distributors 0.2%			Jack Henry & Associates	56	9
Fastenal	410	19	Leidos Holdings	98	9
United Rentals (1)	53	9	Mastercard, Class A	626	212
W. W. Grainger	31	11	Paychex	224	18
		39	PayPal Holdings (1)	831	164
Total Industrials & Business Services		1,646	VeriSign (1)	73	15
INFORMATION TECHNOLOGY 27.8%			Visa, A Shares	1,196	239
			Western Union	291	6
Communications Equipment 0.8%
					1,113
Arista Networks (1)	38	8
Cisco Systems	2,996	118	Semiconductors & Semiconductor Equipment 5.0%
F5 Networks (1)	45	5	Advanced Micro Devices (1)	837	69
Juniper Networks	233	5	Analog Devices	260	30
Motorola Solutions	121	19	Applied Materials	652	39
		155	Broadcom	286	104
			Intel	3,029	157
Electronic Equipment, Instruments & Components 0.5%			KLA	111	22
Amphenol, Class A	207	22	Lam Research	104	35
CDW	104	12	Maxim Integrated Products	185	13
Corning	546	18	Microchip Technology	180	18
FLIR Systems	96	3	Micron Technology (1)	795	37
IPG Photonics (1)	26	4	NVIDIA	439	238
Keysight Technologies (1)	137	14	Qorvo (1)	84	11
TE Connectivity	232	23	QUALCOMM	803	94
Zebra Technologies, Class A (1)	38	10	Skyworks Solutions	116	17
		106	Teradyne	118	9
IT Services 5.5%			Texas Instruments	653	93
Accenture, Class A	450	102	Xilinx	174	18
Akamai Technologies (1)	119	13			1,004
Automatic Data Processing	305	43	Software 9.1%
Broadridge Financial Solutions	84	11	Adobe (1)	340	167
Cognizant Technology			ANSYS (1)	61	20
Solutions, Class A	386	27
DXC Technology	186	3	Autodesk (1)	157	36

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EQUITY INDEX 500 PORTFOLIO

	Shares/Par	$ Value		Shares/Par	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

Cadence Design Systems (1)	195	21	LyondellBasell Industries,
Citrix Systems	85	12	Class A	178	13
Fortinet (1)	98	11	Mosaic	246	4
Intuit	186	61	PPG Industries	163	20
Microsoft	5,373	1,130	Sherwin-Williams	58	40
NortonLifeLock	387	8			367
Oracle	1,379	82	Construction Materials 0.1%
Paycom Software (1)	34	11	Martin Marietta Materials	44	11
salesforce. com (1)	645	162	Vulcan Materials	97	13
ServiceNow (1)	136	66			24
Synopsys (1)	108	23
Tyler Technologies (1)	29	10	Containers & Packaging 0.4%
		1,820	Amcor	1,124	13
			Avery Dennison	61	8
Technology Hardware, Storage & Peripherals 6.9%			Ball	229	19
Apple	11,415	1,322	International Paper	278	11
Hewlett Packard Enterprise	921	9	Packaging Corp. of America	70	8
HP	980	18	Sealed Air	104	4
NetApp	152	7	Westrock	180	6
Seagate Technology	165	8			69
Western Digital	210	8
Xerox Holdings	134	2	Metals & Mining 0.3%
		1,374	Freeport-McMoRan	1,034	16
			Newmont	563	36
Total Information Technology		5,572
			Nucor	211	9
MATERIALS 2.6%					61
Chemicals 1.8%			Total Materials		521
Air Products & Chemicals	158	47	REAL ESTATE 2.6%
Albemarle	78	7
Celanese	87	9	Equity Real Estate Investment Trusts 2.5%
CF Industries Holdings	147	5	Alexandria Real Estate Equities,
			REIT	84	13
Corteva	538	16
			American Tower, REIT	314	76
Dow	533	25	Apartment Investment &
DuPont de Nemours	528	29	Management, Class A, REIT	109	4
Eastman Chemical	100	8	AvalonBay Communities, REIT	97	15
Ecolab	177	35	Boston Properties, REIT	106	9
FMC	95	10	Crown Castle International, REIT	297	49
International Flavors &			Digital Realty Trust, REIT	187	27
Fragrances	78	10
			Duke Realty, REIT	260	10
Linde	375	89
			Equinix, REIT	63	48

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EQUITY INDEX 500 PORTFOLIO

	Shares/Par	$ Value		Shares/Par	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

Equity Residential, REIT	246	13	NextEra Energy	347	96
Essex Property Trust, REIT	47	9	NRG Energy	169	5
Extra Space Storage, REIT	95	10	Pinnacle West Capital	82	6
Federal Realty Investment Trust,			PPL	553	15
REIT	52	4	Southern	757	41
Healthpeak Properties, REIT	384	10	Xcel Energy	375	26
Host Hotels & Resorts, REIT	497	5			365
Iron Mountain, REIT	201	5
Kimco Realty, REIT	317	4	Gas Utilities 0.0%
Mid-America Apartment			Atmos Energy	90	8
Communities, REIT	84	10			8
Prologis, REIT	521	52	Independent Power & Renewable Electricity Producers 0.1%
Public Storage, REIT	107	24
Realty Income, REIT	241	15	AES	477	9
Regency Centers, REIT	114	4			9
SBA Communications, REIT	80	25	Multi-Utilities 0.9%
Simon Property Group, REIT	214	14	Ameren	171	14
SL Green Realty, REIT (2)	56	3	CenterPoint Energy	389	8
UDR, REIT	206	7	CMS Energy	200	12
Ventas, REIT	263	11	Consolidated Edison	235	18
Vornado Realty Trust, REIT (2)	116	4	Dominion Energy	595	47
Welltower, REIT	296	16	DTE Energy	133	15
Weyerhaeuser, REIT	537	15	NiSource	271	6
		511	Public Service Enterprise Group	361	20
Real Estate Management & Development 0.1%			Sempra Energy	204	24
CBRE Group, Class A (1)	236	11	WEC Energy Group	221	21
		11			185
Total Real Estate		522	Water Utilities 0.1%
UTILITIES 2.9%			American Water Works	129	19
					19
Electric Utilities 1.8%
			Total Utilities		586
Alliant Energy	183	9
			Total Common Stocks
American Electric Power	353	29	(Cost $6,175)		19,795
Duke Energy	517	46
Edison International	267	14	EQUITY MUTUAL FUNDS 0.3%
Entergy	138	14
			iShares Core S&P 500 ETF	168	57
Evergy	166	8
Eversource Energy	237	20	Total Equity Mutual Funds
			(Cost $44)		57
Exelon	694	25
FirstEnergy	387	11

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EQUITY INDEX 500 PORTFOLIO

Shares/Par		$ Value	Shares/Par		$ Value
(Cost and value in $000s)			(Cost and value in $000s)

SHORT-TERM INVESTMENTS 0.9%			SECURITIES LENDING COLLATERAL 0.1%

MONEY MARKET FUNDS 0.8%			INVESTMENTS IN A POOLED ACCOUNT THROUGH
T. Rowe Price Government Reserve			SECURITIES LENDING PROGRAM WITH STATE STREET
Fund, 0.09% (3)(4)	156,876	157	BANK AND TRUST COMPANY 0.1%
		157	Short-Term Funds 0.1%
U. S. TREASURY OBLIGATIONS 0.1%			T. Rowe Price Short-Term Fund,
U. S. Treasury Bills,			0.13% (3)(4)	2,718	27
0.11%, 3/25/21 (5)	30,000	30	Total Investments in a Pooled Account through
		30	Securities Lending Program with State Street
Total Short-Term Investments			Bank and Trust Company		27
(Cost $187)		187	Total Securities Lending Collateral
			(Cost $27)		27

			Total Investments in Securities 100.2%
			(Cost $6,433)		$20,066
			Other Assets Less Liabilities (0.2)%		(45)
			Net Assets 100%		$20,021

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EQUITY INDEX 500 PORTFOLIO

‡	Shares/Par and Notional Amount are denominated in U. S. dollars unless otherwise noted.
(1)	Non-income producing
(2)	All or a portion of this security is on loan at September 30, 2020.
(3)	Affiliated Companies
(4)	Seven-day yield
(5)	At September 30, 2020, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
ETF	Exchange-Traded Fund
REIT	A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EQUITY INDEX 500 PORTFOLIO

FUTURES CONTRACTS
($000s)
			Value and
	Expiration	Notional	Unrealized Gain
	Date	Amount	(Loss)
Long, 1 S&P 500 E-Mini Index Contracts	12/20	168	$(2)
Net payments (receipts) of variation margin to date			3
Variation margin receivable (payable) on open futures contracts			$1

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EQUITY INDEX 500 PORTFOLIO

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2020. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

				Change in Net
	Net Realized Gain				Unrealized	Investment
Affiliate		(Loss)			Gain/Loss	Income
T. Rowe Price Group		$2			$(1)	$—
T. Rowe Price Government Reserve Fund		—			—	1
T. Rowe Price Short-Term Fund		—			—	—++
Totals		$2	#		$(1)	$1+

Supplementary Investment Schedule
	Value	Purchase			Sales	Value
Affiliate	12/31/19	Cost			Cost	9/30/20
T. Rowe Price Group	$24			$3	$5	$21
T. Rowe Price Government Reserve Fund	57			¤	¤	157
T. Rowe Price Short-Term Fund	60			¤	¤	27
Total						$205^
#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss) .
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+	Investment income comprised $1 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $195.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EQUITY INDEX 500 PORTFOLIO
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Equity Index 500 Portfolio (the fund) is registered under the Investment Company Act of 1940 (the 1940
Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques Equity securities listed or regularly traded on a securities exchange or in the over-the-counter
(OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the

T. ROWE PRICE EQUITY INDEX 500 PORTFOLIO

closing bid and asked prices. Actively traded equity securities listed on a domestic exchange generally are categorized in
Level 1 of the fair value hierarchy. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Debt securities generally are traded in the OTC market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Financial futures contracts are valued at closing settlement prices and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

T. ROWE PRICE EQUITY INDEX 500 PORTFOLIO

Valuation Inputs The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2020 (for further detail by category, please refer to the accompanying
Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$19,795	$ —	$ —	$ 19,795
Equity Mutual Funds	57	—	—	57
Short-Term Investments	157	30	—	187
Securities Lending Collateral	27	—	—	27
Total Securities	20,036	30	—	20,066
Futures Contracts	1	—	—	1
Total	$20,037	$ 30	$ —	$ 20,067